Public Offering	12 Months Ended
Mar. 31, 2014
Public Offering [Abstract]
Public Offering [Text Block]
3. Public Offering

Public Units
On July 25, 2012, the Company sold 5,000,000 Public Units at a price of $8.00 per unit. Each Public Unit consists of one Public Share and one Public Warrant to purchase one Ordinary Share. On July 26, 2012, the Company sold an additional 750,000 Public Units at a price of $8.00 per unit. See footnote 1 for a discussion of the "Public Offering".

On September 14, 2012, the Company, announced that EBC notified it that commencing September 20, 2012, the holders of the Company’s Public Units may elect to separately trade the Ordinary Shares and Public Warrants underlying such Public Units. Those Public Units not separated will continue to trade on the Nasdaq Capital Market under the symbol “INXBU” and each of the underlying Ordinary Shares and Warrants will trade under the symbols “INXB” and “INXBW”, respectively. Holders of Public Units will need to have their brokers contact Continental Stock Transfer & Trust Company, the Company’s transfer agent, in order to separate the Public Units into Ordinary Shares and Public Warrants.

Public Warrant Terms and Conditions:

Exercise Conditions  — Each Public Warrant entitles the holder to purchase from the Company one Ordinary Share at an exercise price of $7 per share commencing on the later of the completion of an Initial Business Combination and July 25, 2014, provided that the Company has an effective registration statement under the Securities Act of 1933, as amended, covering the Ordinary Shares issuable upon exercise of the Public Warrants and such shares are registered or qualified under the securities laws of the state of residence of the exercising holder. The Public Warrants expire three years from the date of the completion of the Company’s Initial Business Combination, unless earlier redeemed. The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ notice after the warrants become exercisable, only in the event that the last sale price of the Ordinary Shares exceeds $10.50 per share for any 20 trading days within a 30-trading day period. If the Public Warrants are redeemed by the Company, management will have the option to require all holders that wish to exercise such warrants to do so on a cashless basis.

Registration Risk  — In accordance with a warrant agreement relating to the Public Warrants, the Company will be required to use its best efforts to maintain the effectiveness of a registration statement relating to the Ordinary Shares issuable upon exercise of the Public Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event a registration statement is not effective at the time of exercise, the holders of such Public Warrants shall not be entitled to exercise such Public Warrants (except on a cashless basis under certain circumstances) and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle or cash settle the Public Warrants. Consequently, the Public Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full unit price solely for the ordinary shares included in the Public Units.

Accounting  — Management has determined, in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision the Public Warrants, Sponsor Warrants or EBC Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period.

Underwriting Agreement  — The Company paid an underwriting discount of 3.5% of the Public Unit offering price to the underwriters at the closing of the Public Offering (an aggregate of $1,610,000). The Company also issued a unit purchase option, for $100, to EBC or its appointees or its designees, to purchase 500,000 units at an exercise price of $8.80 per unit. The unit purchase option is exercisable commencing on the later to occur of the consummation of the Initial Business Combination and July 19, 2013 and expires July 19, 2017. The units issuable upon exercise of this option are identical to the units sold in the Public Offering. The Company has accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option was approximately $1,105,719 (or $2.21 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 0.27% and (3) expected life of five years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described above), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The holder of the unit purchase option is entitled to certain demand and piggy-back registration rights. The Company has no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option is not entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

The Company has engaged EBC on a non-exclusive basis, to act as its advisor and investment banker in connection with its Initial Business Combination to provide it with assistance in negotiating and structuring the terms of its Initial Business Combination. The Company will pay EBC a cash fee of $860,000 for such services upon the consummation of its Initial Business Combination.